Equity-accounted investees	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity-accounted investees [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note
8   Equity-accounted investees

8.1   Investments in associates recognized according to the equity method of accounting

As of December 31, 2019 and 2018, in accordance with criteria established in Note 2:

	Equity-accounted investees		Share in profit (loss) of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method, net of tax		Share in total other comprehensive income of associates accounted for using the equity method
Associates	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	11,609	10,821	634	596	1,483	1	-	635	596	1,483
Doktor Tarsa Tarim Sanayi AS	26,001	21,582	3,912	241	6,427	198	489	4,110	730	6,427
Ajay North America	14,669	14,951	2,871	3,728	3,677	-	-	2,871	3,728	3,677
Ajay Europe SARL	7,451	7,845	1,165	1,373	1,049	(179)	(439)	986	934	1,075
Charlee SQM Thailand Co Ltd	-	-	-	316	393	-	-	-	316	393
SQM Eastmed Turkey	623	310	354	370	(25)	(42)	(21)	312	349	(25)
Kore Potash PLC	24,739	20,467	(534)	(1,543)	-	(549)	(1,206)	(1,083)	(2,749)	-
Total	85,092	75,976	8,402	5,081	13,004	(571)	(1,177)	7,831	3,904	13,030

					Dividends received
Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	-	6,632	-
Doktor Tarsa Tarim Sanayi AS	Distribution and commercialization of specialty plant nutrients in Turkey.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-	-
Ajay North America	Production and distribution of iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of America	49%	2,796	2,807	1,123
Ajay Europe SARL	Production and distribution of iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	1,055	811	968
Charlee SQM Thailand Co Ltd	Distribution and commercialization of specialty plant nutrients.	31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok	Thailand	40%	-	362	-
SQM Eastmed Turkey	Production and commercialization of specialty products.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-	-
Kore Potash Ltd	Prospection, exploration and mining development.	L 3 88 William ST Perth, was 6000	Australia	19.67%	-	-	-
Total					3,851	10,612	2,091

The companies described in the table below are related parties of the following associates:

(1) Doktor Tarsa Tarim Sanayi AS
(2) Terra Tarsa B.V.
(3) Abu Dhabi Fertilizer Industries WWL

					Dividends received
Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates (*)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
					ThUS$	ThUS$	ThUS$
Terra Tarsa Ukraine LLC (2)	Distribution and trading of specialty plant nutrients.	74800 Ukraine, Kakhovka, 4 Yuzhnaya Str.	Ukraine	100%	-	-	-
Terra Tarsa BV (1)	Distribution and trading of specialty plant nutrients.	Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost	Holland	50%	-	-	-
Plantacote NV (1)	Sale of CRF and production and sales of WSNPK.	Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium	Belgium	100%	-	-	-
Doctochem Tarim Sanayai Ticaret LTD (1)	Production, distribution and trading of specialty plant nutrition. .	Eski Büyükdere Cad No: 7 GIZ 2000 Plaza K:17 D:67-68 Maslak Sariyer Ístambul.	Turkey	100%	-	-	-
Terra Tarsa Don LLC	Distribution and sale of specialty fertilizers	Zorge Street, house 17, 344090, Rostov-on-Don	Russian Federation	100%	-	-	-
Doktolab Tarim Arastirma San. (1)	Laboratory services.	27. Cd. No:2, 07190 Aosb 2. Kısım/Döşemealtı, Antalya, Turkey	Turkey	100%	-	-	-
International Technical and Trading Agencies Co WLL (3)	Distribution and trading of specialty plant nutrients, in the Middle East.	P.O Box: 950918 Amman 11195	Jordan	50%	-	-	-
Total					-	-	-

(*) This percentage does not consider the shareholdings of the holders of these subsidiaries.

8.2    Assets, liabilities, revenue and expenses of associates

	As of and for the year ended December 31, 2019
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	28,543	9,971	7,133	-	31,588	1,713	4	1,717
Doktor Tarsa Tarim Sanayi AS	97,797	15,196	22,420	38,522	93,768	7,824	396	8,220
Ajay North America	19,748	13,250	3,061	-	38,833	5,860	-	-
Ajay Europe SARL	19,589	1,456	6,144	-	35,709	2,329	(358)	1,971
SQM Eastmed Turkey	2,718	1,833	2,600	704	3,086	709	(84)	625
Kore Potash PLC	7,938	119,362	2,214	-	-	(2,716)	(2,791)	(5,507)
Total	176,333	161,068	43,572	39,226	202,984	15,719	(2,833)	7,026

	As of and for the year ended December 31, 2018
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	23,496	11,444	5,695	-	33,098	1,611	(1)	1,610
Doktor Tarsa Tarim Sanayi AS	66,498	12,242	27,067	8,509	74,144	481	978	1,459
Ajay North America	21,644	12,409	3,542	-	40,290	7,608	-	7,608
Ajay Europe SARL	21,219	1,214	6,743	-	36,337	2,747	(878)	1,869
SQM Eastmed Turkey	1,724	2,160	1,829	1,434	3,192	740	(42)	698
Kore Potash PLC	6,659	148,426	2,180	-	-	(8,198)	(6,882)	(15,080)
Total	141,240	187,895	47,056	9,943	187,061	4,989	(6,825)	(1,836)

	As of and for the year ended December 31, 2017
						Gain (loss) from	Other
	Assets		Liabilities			continuing	comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	44,801	2,032	3,764	-	35,131	4,008	(4)	4,004
Doktor Tarsa Tarim Sanayi AS	81,057	10,731	36,990	11,251	75,269	12,854	(4,367)	8,487
Ajay North America	19,426	12,498	2,470	-	36,185	7,505	-	7,505
Ajay Europe SARL	23,555	1,266	8,534	-	32,310	2,098	2,208	4,306
SQM Eastmed Turkey	8,585	712	3,292	255	13,618	981	414	1,395
Kore Potash PLC	3,981	2,671	4,487	2,260	2,389	(49)	(12)	(61)
Total	181,405	29,910	59,507	13,766	194,902	27,397	(1,761)	25,636

8.3

Other information

The Company has no participation in unrecognized losses in investments in associates.

The Company has no investments that are not accounted for according to the equity method.

The basis of preparation of the financial information of associates corresponds to the amounts included in the financial statements in conformity with IFRS.

8.4

Disclosures on interest in associates

(a)
Transactions conducted in 2019
:

•	In the fourth quarter of 2019, Ajay North America paid total dividends of ThUS$ 5,706.

•	In the first quarter of 2019, Ajay Europe SARL paid total dividends of ThUS$ 2,107.

•	In July 2019, the Company made a capital increase in Kore Potash PLC for ThUS$ 2,600, increasing the share to 19.67% of investment shareholdings.

•	On December 11, 2019, Doktor Tarsa Tarim Sanayi AS acquired 100% of shares in Doctochem Tarim Sanayi Ticaret LTD.

(b)
Transactions conducted in 2018
:

•	During the first quarter, the Company increased its capital in Kore Potash PLC by ThUS$ 3,000.

•
In March 2018, Abu Dhabi Fertilizer Industries WLL paid dividends of ThUS$ 10,890. 50% of the distributed dividend was charged to retained earnings generated subsequent to 2014, in line with the Company’s statutes that establish that 37% of the distributed dividend corresponds to SQM. The remaining 50% was charged to retained earnings generated between 2004 and 2014, in line with the entity’s statutes that establish that 50% of the distributed dividend corresponds to SQM.

•	In March 2018, Ajay North America paid dividends of ThUS$ 1,432.

•
In June 2018, Abu Dhabi Fertilizer Industries WLL paid dividends of ThUS$ 7,034. 50% of the distributed dividend was charged to retained earnings generated subsequent to 2014, in line with the Company’s statutes that establish that 37% of the distributed dividend corresponds to SQM. The remaining 50% was charged to retained earnings generated between 2004 and 2014, in line with the Company’s statutes that establish that 50% of the distributed dividend corresponds to SQM.

•	At the close of the second quarter of 2018, Ajay North America paid dividends of ThUS$ 5,728.

•	In June 2018, Ajay North Europe SARL paid dividends of ThUS$ 1,622.

•	In June 2018, Charlee SQM Thailand Co. Ltd. paid dividends of ThUS$ 906.

•	On November 14, 2018, Soquimich European Holdings B.V. sold its share in Charlee SQM Thailand Co. Ltd., generating a loss of ThUS$ 759.

•	In 2018, Doktor Tarsa Tarim Sanayi Ve Ticaret A.S., changed its functional currency from Turkish Lira to the United States Dollar.

(c)   Transactions conducted in 2017:

•
As of December 31, 2017, a capital increase was registered for Plantacote N.V. in a sum of ThUS$4,208 (equivalent to Th€3,500), which is 100% owned by the associate company Doktor Tarsa Tarim. The functional currency of Plantacote N.V. is the Euro. The contribution was made under the heading “Subordinated loan from Dr. Tarsa”. This contribution had no impact on the Company's consolidated results.